Risk management and concentrations of risk - Cash flow hedges relating to interest rate swaps are included in total gains (losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total gains (losses) on derivative instruments	$ 0	$ 0	$ 4,681
Realized Gains Losses [Member]
Total gains (losses) on derivative instruments			0
Unrealized Gains Losses [Member]
Total gains (losses) on derivative instruments			4,681
Interest rate swap [Member]
Ineffective portion of cash flow hedge			(990)
Amortization of amount excluded from hedge effectiveness			2,969
Reclassification discontinued hedge from OCI			3,557
Reclassification from accumulated other comprehensive income			$ (855)